Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

In January, February and through March 6, 2017, the Company issued 5,517,900 shares of common stock for 531,790 shares of Series A Preferred.

In February 2017, the Company issued 280,000 shares of common stock shares in exchange for $140,000 of accounts payable.

In March 2017, the Company received $25,000 as a shareholder loan.

The Company has evaluated subsequent events pursuant to ASC Topic 855 and has determined that there are no additional subsequent events to disclose.